Expense Example, No Redemption (Vanguard Total International Bond Index Fund, USD $)	5 Months Ended
Oct. 31, 2013
Vanguard Total International Bond Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Total International Bond Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Total International Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Total International Bond Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255